Debt - Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Debt Disclosure [Abstract]
Revolving credit (uncollateralized)	$ 8,494	$ 10,363
5.6% to 7.9% mortgage notes due in installments through 2027	40,191	45,593
Less portion due within one year	4,180	4,534
Total long term debt	$ 44,505	$ 51,422